Long term incentive plan	12 Months Ended
Dec. 31, 2020
Long term incentive plan
Long term incentive plan

26. Long-term incentive plan

In 2017 the Group introduced an LTIP. Participants will only be entitled to these shares at the end of a three-year period if the Group has met the relevant pre-determined corporate performance measures over the three-year performance period and they are still employed by the Group. The performance measures for the 2018 awards are equally weighted between the Group’s total shareholder return as compared to a group of comparable public companies; earnings per share growth adjusted to remove amortization and other non-cash items; and growth in aggregate asset value defined as gross investment assets plus gross cash proceeds from investments. The performance measures for the 2019 and 2020 awards are weighted 2/3 on the Group’s total shareholder return as compared to a group of comparable public companies and 1/3 earnings per share growth adjusted to remove amortization and certain other items.

The expense included within these financial statements arising from equity-settled share-based payment transactions amounted to $5,282,000 (2019: $4,519,000, 2018: $1,686,000).

During the year, a total of 384,129 awards vested at an average price of $5.28 (2019: nil). The table below presents further information on the movement in the outstanding awards during the year.

LTIP Activity (Shares in thousands)	2020	2019
Unvested LTIP awards at January 1	1,346	700
LTIP vested and distributed	(384)	-
New LTIP awards granted	1,715	695
Lapsed awards	(18)	(49)
Unvested LTIP awards at December 31	2,659	1,346

LTIP awards scheduled to vest during 2021	274	401

The following table summarizes the fair values and key assumptions used for valuing grants made under the LTIP in each of the years awards were granted:

	2020	2019	2018	2017
Awards granted (number of shares)	1,715,030	695,330	288,752	506,637
Dividend yield (%)	0.48%	1.00%	1.90%	2.80%
Expected volatility (%)	53.7%	40.8%	35.6%	25.8%
Risk-free interest rate (%)	-0.02%	0.63%	0.93%	0.15%
Expected life of share awards (years)	3	3	3	3
Weighted average fair value ($)	4.16	15.85	16.72	9.10
Weighted average share price ($)	6.37	16.78	19.46	10.27
Model used	Monte Carlo	Monte Carlo	Monte Carlo	Monte Carlo

The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the awards is indicative of future trends, which may not necessarily be the actual outcome.